PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                         STRONG CONSERVATIVE PORTFOLIO
                           STRONG MODERATE PORTFOLIO
                          STRONG AGGRESSIVE PORTFOLIO

             Supplement to the Prospectus dated December 31, 1998

Effective immediately, the Strong Life Stage Portfolios ("Portfolios") hereby revises the Portfolios' investment allocations in the Strong Advantage Fund and the Strong Short-Term Bond Fund as follows:

UNDERLYING FUNDS      CONSERVATIVE PORTFOLIO      MODERATE PORTFOLIO

Growth Fund                    10%                    15%
Growth and Income Fund         10%                    15%
Blue Chip 100 Fund             10%                    15%
Common Stock Fund              10%                    15%
Advantage Fund                 20% (down from 30%)    10% (down from 15%)
Short-Term Bond Fund           30% (up from 20%)      15% (up from 10%)
Government Securities Fund      5%                    10%
Heritage Money Fund             5%                    5%



            The date of this Prospectus Supplement is June 28, 1999.